Stock Option Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding at beginning of period, options	2,202,443
Options, Granted	51,902
Options, Exercised	(32,709)
Options, Expired or forfeited	(110,060)
Options. Outstanding at end of period	2,111,576	2,202,443
Options, Exercisable at end of period	1,693,731
Options, Expected to vest at end of period	2,068,441
Weighted-average Exercise Price
Weighted Average Exercise Price, Outstanding beginning balance	$ 2.19
Weighted Average Exercise Price, Granted	$ 3.90
Weighted Average Exercise Price, Exercised	$ 1.47
Weighted Average Exercise Price, Expired or Forfeited	$ 3.48
Weighted Average Exercise Price, ending balance	$ 2.17	$ 2.19
Weighted-Average Exercise Price, Exercisable at end of period	$ 1.82
Weighted Average Exercise Price, Vested and expected to vest at end of period	$ 2.14
Weighted-average remaining contractual life
Weighted-Average Remaining Contractual Term, Outstanding Balance	5 years 7 months 6 days	6 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable at end of period	4 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest at end of period	5 years 6 months
Aggregate intrinsic value
Aggregate Intrinsic Value, Outstanding Balance	$ 8,766	$ 3,090
Aggregate Intrinsic Value, Exercisable at end of period	7,623
Aggregate Intrinsic Value, Vested and expected to vest at end of period	$ 8,648